Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 851	$ 2,018	$ 374
Accounts receivable	79	6	1
Other receivables	8	3	7
Research credits receivable			271
Inventory	15	3	38
Security deposit	7	7
Prepaid expenses and other current assets	1	1	1
Total current assets	961	2,038	692
Property and equipment	1	2	3
Other assets	17	17	17
Total assets	979	2,057	712
Current liabilities
Accounts payable and accrued liabilities	2,230	1,368	2,251
Convertible notes		931	814
Total liabilities	2,230	2,299	3,060
Equity
Share capital - unlimited authorized shares at no par value. 56,378 and 49,115 shares outstanding at December 31, 2017 and December 31, 2016, respectively	108,196	92,125	84,954
Share capital subscription receivable	(718)
Additional paid-in capital	35,790	38,724	30,674
Accumulated deficit	(144,519)	(131,091)	(117,981)
Total Stockholders' equity (deficit)	(1,251)	(241)	(2,353)
Business activities and future operations
Commitments and contingencies
Subsequent events
Total liabilities and stockholders' equity (deficit)	$ 979	$ 2,057	$ 712